Property and Equipment, Net	6 Months Ended
Apr. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment, net consists of the following:

	April 30, 2025	October 31, 2024
Office equipment	$79,637	$21,541
Electronic Equipment	66,288	42,170
Machinery	86,286	97,852
Vehicle	44,215	44,689
Leasehold improvement	-	18,895
Total original costs	276,426	225,147
Less: accumulated depreciation	(155,641)	(106,022)
Property and equipment, net	$120,785	$119,125

For the six months ended April 30, 2025 and 2024, the Company purchased new property and equipment of $53,810 and $9,027, respectively.

Depreciation expense recognized for the six months ended April 30, 2025 and 2024 was $50,879 and $14,133 respectively.